Statutory Reserves and Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Required minimum percentage of annual appropriations	10.00%
General reserve as a percentage of registered capital up to which after-tax profit shall be transferred	50.00%
Appropriations to statutory reserves	$ 553	$ 0	$ 0
Capital reserves not available for distribution	91,008	93,537	12,047
Statutory reserves not available for distribution	$ 91,008	$ 93,537	$ 12,047